Balance Sheets - HubPages, Inc. [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,295,825	$ 981,173	$ 992,893
Accounts receivable	1,097,002	1,086,939	545,370
Prepaid expenses and other current assets	67,872	77,117	102,885
Total current assets	2,460,699	2,145,229	1,641,148
Internal-use software, net of accumulated amortization of $1,367,709 and $1,170,084 at June 30, 2018 and December 31, 2017, respectively	566,667	581,894	475,712
Total assets	3,027,366	2,727,123	2,116,860
Current liabilities:
Accounts payable	22,136	10,814	16,301
Accrued expenses	51,200	37,232	36,685
Accrued compensation	47,236	288,780	104,930
Accrued publisher fees	532,163	534,334	488,828
Total current liabilities	652,735	871,160	646,744
Commitments and contingencies (Note 3 & 4)
Stockholders' equity:
Common stock, $0.0001 par value; authorized - 20,000,000 shares; issued and outstanding - 5,513,206 shares and 5,495,206 and 5,495,206 shares at June 30, 2018 and December 31, 2017 and December 31, 2016 respectively	552	550	550
Additional paid-in capital	7,908,794	7,887,983	8,077,529
Accumulated deficit	(5,535,172)	(6,033,027)	(6,608,990)
Total stockholders' equity	2,374,631	1,855,963	1,470,116
Total liabilities and stockholders' equity	3,027,366	2,727,123	2,116,860
Series A Redeemable Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock			350
Series B Redeemable Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 457	$ 457	$ 677